UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954)527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/16

Item 1. Schedule of Investments.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

Statement of Investments, November 30, 2016 (unaudited)
		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests 94.4%
Belgium 1.2%
Barco NV	Electronic Equipment, Instruments
	& Components	167,740	$12,856,388
Brazil 0.9%
M Dias Branco SA	Food Products	275,300	9,515,539
Canada 4.8%
[a] Badger Daylighting Ltd	Construction & Engineering	631,100	14,686,034
[b] Canaccord Genuity Group Inc	Capital Markets	1,097,700	3,269,640
[a] Genworth MI Canada Inc	Thrifts & Mortgage Finance	174,700	4,250,092
HudBay Minerals Inc	Metals & Mining	909,250	6,134,340
[b] Major Drilling Group International Inc	Metals & Mining	1,502,400	6,835,702
Mullen Group Ltd	Energy Equipment & Services	828,300	11,065,382
Shawcor Ltd., A.	Energy Equipment & Services	235,000	5,780,066
			52,021,256
China 0.7%
Minth Group Ltd	Auto Components	2,350,000	7,695,432
Colombia 1.0%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	3,836,400	10,970,121
Finland 3.2%
Amer Sports OYJ	Leisure Products	720,317	19,206,941
Huhtamaki OYJ	Containers & Packaging	423,700	15,940,822
			35,147,763
Germany 3.9%
Gerresheimer AG	Life Sciences Tools & Services	253,670	18,509,596
Grand City Properties SA	Real Estate Management & Development	576,010	9,620,777
Jenoptik AG	Electronic Equipment, Instruments
	& Components	869,000	14,624,943
			42,755,316
Hong Kong 3.7%
Luk Fook Holdings (International) Ltd	Specialty Retail	3,082,000	8,920,319
Techtronic Industries Co. Ltd	Household Durables	4,692,000	18,298,470
Value Partners Group Ltd	Capital Markets	8,730,000	7,889,758
Vinda International Holdings Ltd	Household Products	2,842,000	5,400,736
			40,509,283
Italy 1.8%
Azimut Holding SpA	Capital Markets	255,833	3,817,536
Interpump Group SpA	Machinery	966,980	15,566,793
[b,c] Technogym SpA, Reg S	Leisure Products	67,200	289,147
Tod’s SpA	Textiles, Apparel & Luxury Goods	2,215	126,763
			19,800,239
Japan 11.8%
Anritsu Corp	Electronic Equipment, Instruments
	& Components	976,500	4,943,763
Asics Corp	Textiles, Apparel & Luxury Goods	830,900	17,494,926
Bunka Shutter Co. Ltd	Building Products	719,600	5,467,865
Capcom Co. Ltd	Software	314,700	6,873,787
Dowa Holdings Co. Ltd	Metals & Mining	2,021,000	15,515,569
[a] IDOM Inc	Specialty Retail	1,114,900	5,537,212
Keihin Corp	Auto Components	133,900	2,189,420
Kobayashi Pharmaceutical Co. Ltd	Personal Products	405,520	17,764,659

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
Japan (continued)
[b] Laox Co. Ltd	Specialty Retail	754,500	$4,967,765
MEITEC Corp	Professional Services	204,000	7,661,260
Nachi-Fujikoshi Corp	Machinery	1,353,800	5,196,679
Nihon Parkerizing Co. Ltd	Chemicals	432,200	5,003,566
Shinko Plantech Co. Ltd	Energy Equipment & Services	653,300	4,609,916
TechnoPro Holdings Inc	Professional Services	180,500	5,737,048
Tsumura & Co	Pharmaceuticals	730,900	19,779,963
			128,743,398
Netherlands 1.9%
Aalberts Industries NV	Machinery	463,871	14,133,801
Arcadis NV	Construction & Engineering	523,802	6,086,949
			20,220,750
Norway 0.6%
Ekornes ASA	Household Durables	552,060	6,677,452
Philippines 0.4%
Vista Land & Lifescapes Inc	Real Estate Management & Development	38,946,600	3,907,202
Poland 0.6%
CCC SA	Textiles, Apparel & Luxury Goods	129,110	6,112,916
South Korea 1.9%
BNK Financial Group Inc	Banks	1,441,282	10,966,835
DGB Financial Group Inc	Banks	1,202,820	9,775,453
			20,742,288
Spain 1.8%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	254,090	9,290,318
Tecnicas Reunidas SA	Energy Equipment & Services	272,334	10,028,086
			19,318,404
Sweden 1.9%
Cloetta AB, B	Food Products	1,627,090	5,151,922
[c] The Thule Group AB, Reg S	Leisure Products	1,137,720	15,883,914
			21,035,836
Switzerland 3.3%
[b] Basilea Pharmaceutica AG	Biotechnology	70,700	4,770,355
Bucher Industries AG	Machinery	35,120	8,076,184
[a] Logitech International SA	Technology Hardware, Storage & Peripherals	460,030	11,261,535
Vontobel Holding AG	Capital Markets	236,028	11,932,565
			36,040,639
Taiwan 2.8%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	4,988,538	11,730,570
Giant Manufacturing Co. Ltd	Leisure Products	1,707,311	10,157,156
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	3,684,000	8,420,703
			30,308,429
Thailand 1.1%
Hana Microelectronics PCL, fgn	Electronic Equipment, Instruments
	& Components	6,748,400	5,858,314
TISCO Financial Group PCL, fgn	Banks	3,787,000	5,726,631
			11,584,945

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value

Common Stocks and Other Equity Interests (continued)
United Kingdom 5.4%
Bellway PLC	Household Durables	137,760	$4,207,815
Bovis Homes Group PLC	Household Durables	322,550	3,280,012
Devro PLC	Food Products	1,141,240	1,998,448
DFS Furniture PLC	Household Durables	2,245,770	6,000,044
Foxtons Group PLC	Real Estate Management & Development	3,397,329	4,472,472
Greggs PLC	Food & Staples Retailing	968,370	10,925,360
[d] Laird PLC	Electronic Equipment, Instruments
	& Components	2,076,820	4,036,805
[b] LivaNova PLC	Health Care Equipment & Supplies	208,900	9,248,003
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	821,664	6,402,804
SIG PLC	Trading Companies & Distributors	2,932,183	3,271,477
[b] Vectura Group PLC	Pharmaceuticals	3,075,270	5,500,563
			59,343,803
United States 39.7%
Alamo Group Inc	Machinery	233,420	17,055,999
AllianceBernstein Holding LP	Capital Markets	747,372	16,890,607
ArcBest Corp	Road & Rail	372,660	11,347,497
[b] Black Diamond Inc	Leisure Products	767,000	4,717,050
Columbia Sportswear Co	Textiles, Apparel & Luxury Goods	326,750	18,582,272
[b] Deckers Outdoor Corp	Textiles, Apparel & Luxury Goods	107,040	6,366,739
Drew Industries Inc	Auto Components	164,180	17,255,318
Education Realty Trust Inc	Real Estate Investment Trusts (REITs)	127,300	5,168,380
[b] Ferro Corp	Chemicals	982,440	14,540,112
The Finish Line Inc., A	Specialty Retail	238,990	5,362,936
[a,b] Freshpet Inc	Food Products	1,551,480	14,351,190
[b] Green Dot Corp	Consumer Finance	310,650	7,489,772
Heidrick & Struggles International Inc	Professional Services	682,830	14,475,996
[b] Hibbett Sports Inc	Specialty Retail	407,090	16,385,372
Hillenbrand Inc	Machinery	609,030	21,316,050
Huntington Bancshares Inc	Banks	1,609,369	20,052,738
Hyster-Yale Materials Handling Inc	Machinery	203,610	13,145,062
Investment Technology Group Inc	Capital Markets	537,260	10,014,526
[a,b,e] JAKKS Pacific Inc	Leisure Products	1,756,930	12,386,356
Janus Capital Group Inc	Capital Markets	1,237,410	16,705,035
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	1,061,860	17,021,616
[b] Newpark Resources Inc	Energy Equipment & Services	1,012,170	7,439,450
[b] NOW Inc	Trading Companies & Distributors	399,010	8,594,675
[b] Patrick Industries Inc	Building Products	127,290	9,082,141
Simpson Manufacturing Co. Inc	Building Products	463,040	21,827,706
SpartanNash Co	Food & Staples Retailing	500,160	18,110,794
[b] Stillwater Mining Co	Metals & Mining	1,026,030	15,421,231
[b] Texas Capital Bancshares Inc	Banks	76,360	5,555,190
[b] Trimas Corp	Machinery	281,070	6,028,952
[b] TTM Technologies Inc	Electronic Equipment, Instruments
	& Components	382,380	5,188,897
[b] Tutor Perini Corp	Construction & Engineering	751,420	19,612,062
United Insurance Holdings Corp	Insurance	367,090	4,985,082
[b,e] West Marine Inc	Specialty Retail	1,454,630	13,993,541

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Industry	Units	Value
Common Stocks and Other Equity Interests (continued)
United States (continued)
Winnebago Industries Inc	Automobiles	503,210	$16,329,164
			432,799,508
Total Common Stocks and Other Equity
Interests (Cost $842,005,564)			1,028,106,907

Preferred Stocks (Cost $6,172,377) 0.6%
Brazil 0.6%
[f] Alpargatas SA, 4.956%, pfd	Textiles, Apparel & Luxury Goods	2,082,350	6,305,491
Total Investments before Short Term
Investments (Cost $848,177,941)			1,034,412,398

		Principal
		Amount
Short Term Investments 8.1%
U.S. Government and Agency Securities
4.9%
United States 4.9%
[g] Farmer Mac Discount Note, 12/01/16		$35,600,000	35,600,000
[g] FHLMC, 12/01/16		18,000,000	18,000,000
Total U.S. Government and Agency
Securities (Cost $53,599,722)			53,600,000

		Shares
Investments from Cash Collateral
Received for Loaned Securities
(Cost $34,942,297) 3.2%
Money Market Funds 3.2%
United States 3.2%
[b,h] Institutional Fiduciary TrustMoneyMarket Portfolio		34,942,297	34,942,297
Total Investments (Cost $936,719,960)
103.1%			1,122,954,695
Other Assets, less Liabilities (3.1)%			(33,795,285)
Net Assets 100.0%			$1,089,159,410

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TEMPLETON GLOBAL SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 9.

aA portion or all of the security is on loan at November 30, 2016.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2016, the aggregate value of these securities was $16,173,061, representing 1.5% of net assets.
dAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
eSee Note 5 regarding holdings of 5% voting securities.
fVariable rate security. The rate shown represents the yield at period end.
gThe security was issued on a discount basis with no stated coupon rate.
hSee Note 6 regarding investments in affiliated management investment companies.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|6

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$939,816,107

Unrealized appreciation	$285,907,559
Unrealized depreciation	(102,768,971)
Net unrealized appreciation (depreciation)	$183,138,588

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended November 30, 2016, the Fund held investments in “affiliated companies” as follows:

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)

Non-Controlled Affiliates
JAKKS Pacific Inc	1,756,930	—	—	1,756,930	$12,386,356	$—	$—
West Marine Inc	1,454,630	—	—	1,454,630	13,993,541	—	—
Total Affiliated Securities (Value is 2.4% of Net Assets)					$26,379,897	$—	$—

|7

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	51,554,815	53,642,870	(70,255,388)	34,942,297	$34,942,297	$ –	$ –	0.2%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$1,034,412,398	$—	$—	$1,034,412,398
Short Term Investments	34,942,297	53,600,000	—	88,542,297
Total Investments in Securities	$1,069,354,695	$53,600,000	$—	$1,122,954,695

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and preferred stocks as well as other equity investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|9

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

By /s/Mark H. Otani

 Mark H. Otani

 Chief Financial Officer and

 Chief Accounting Officer

Date January 26, 2017